Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	6,700,000
Proposed Maximum Offering Price per Unit	15.21
Maximum Aggregate Offering Price	$ 101,907,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,073.36
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Fluence Energy, Inc. 2021 Incentive Award Plan (the "Incentive Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of shares of Class A common stock, par value $0.00001 per share (the "Common Stock") of Fluence Energy, Inc. that have become or may become available for issuance under the Incentive Plan pursuant to its terms, including as a result of the expiration or forfeiture of awards. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on March 9, 2026.